Item 1. Report to Shareholders
--------------------------------------------------------------------------------
T. Rowe Price International Growth & Income Fund

                                                                       Certified
                                                                       Annual
                                                                       Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

INTERNATIONAL GROWTH & INCOME FUND
--------------------------------------------------------------------------------
As of 10/31/03

International Growth & Income Fund   $10,759

MSCI EAFE Index*   $9,190

                  MSCI EAFE         Growth Fund Line

12/21/98          10,000             10,000

10/31/99          11,285             11,000

10/31/00          10,984             11,157

10/31/01           8,274              9,150

10/31/02           7,204              8,298

10/31/03           9,190             10,759

* From 12/31/98

Note: Performance for the Advisor Class and R Class will vary due to their differing fee structures. See returns table below.

Average Annual Compound Total Return


Periods Ended                                         Since           Inception
10/31/03                 1 Year         3 Years       Inception            Date

International Growth &
Income Fund               29.66%         -1.20%            1.52%       12/21/98

MSCI EAFE Index           27.57          -5.77            -1.73*

Lipper International
Funds Average             24.51          -7.03            -0.62*

International Growth &
Income Fund-Advisor
Class                     29.80            --             31.14         9/30/02

International Growth &
Income Fund-R Class       29.38            --             30.75         9/30/02

MSCI EAFE Index           27.57            --             31.36**

Lipper International
Funds Average             24.51            --             27.84**

*Benchmark since-inception data are for the time period 12/31/98 - 10/31/03.

**Benchmark since-inception data are for the time period 9/30/02 - 10/31/03.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that the International Growth & Income Fund, International Growth & Income Fund-Advisor Class, and International Growth & Income Fund-R Class generated solid returns during the 12 months ended October 31, 2003. As you can see in the table on the preceding page, we outperformed the peer group, the Lipper International Funds Average, and the MSCI EAFE Index over the 12-month period.

Major International Index Returns
--------------------------------------------------------------------------------
                                  12-Month
Period Ended 10/31/03               Return

MSCI EAFE Index                     27.57%

MSCI Europe Index                   24.71

MSCI Japan Index                    33.18

MSCI Pacific Ex-Japan Index         37.19

S&P 500 Index                       20.80

As you know, the fund's objective is long-term capital growth and reasonable income through investments primarily in common stocks of mature, large-capitalization, non-U.S. companies. The fund employs both growth- and value-oriented approaches, although in general, the fund places more emphasis on "value" characteristics such as price/earnings or price/book value ratios.

The Major International Index Returns table shows how the world's major regions performed over the past year. As you can see, international stock markets posted strong gains. Among developed markets, the MSCI Pacific Ex-Japan Index and the MSCI Japan Index performed best while the S&P 500 Index of large-cap U.S. stocks lagged.

Largest Country Allocations
And Performance
--------------------------------------------------------------------------------
(In U.S. Dollar Terms)                          Percent of             12-Month
Period Ended 10/31/03                           Net Assets               Return

United Kingdom                                        21.8%               20.25%

Japan                                                 18.2                33.18

Australia                                              9.3                41.01

France                                                 9.1                24.65

Germany                                                7.4                37.04

Source: RIMES Online, using MSCI indices.

The Largest Country Allocations and Performance table shows the portfolio allocation and how the fund's largest markets performed over the past year. All of our largest country allocations performed well, led by Australia's (the third-largest allocation) 41% advance. The U.K. market, our largest country allocation, gained 20% for the past 12 months.

[Graphic Omitted]

Geographic Diversification
--------------------------------------------------------------------------------
Europe                     61%

Japan                      18%

Pacific Rim                16%

Latin America               3%

Other                       2%

Based on net assets as of 10/31/03.

Source: RIMES Online, using MSCI structure for regional breakdown.

European stocks consistently represent the lion's share of the fund's assets because we have been able to identify a larger base of companies in Europe that fit our investment criteria. Conversely, Latin American stocks typically constitute a small slice of the portfolio because of the dearth of companies that fit our investing regime.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds.
T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe

Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Website (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

November 21, 2003

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period

International Growth & Income class

                          Year                                        12/21/98
                         Ended                                         Through
                      10/31/03    10/31/02    10/31/01    10/31/00    10/31/99

NET ASSET VALUE

Beginning of
period               $    7.34   $    8.19   $   10.75   $   11.00   $   10.00

Investment activities

  Net investment
  income (loss)           0.02*       0.09*       0.11*       0.14*       0.16*

  Net realized
  and unrealized
  gain (loss)             2.13       (0.84)      (1.90)       0.03**      0.84

  Total from
  investment
  activities              2.15       (0.75)      (1.79)       0.17        1.00

Distributions

  Net investment
  income                 (0.08)      (0.10)      (0.13)      (0.19)       --

  Net realized gain      (0.01)       --         (0.64)      (0.23)       --

  Total distributions    (0.09)      (0.10)      (0.77)      (0.42)       --

NET ASSET VALUE

End of period        $    9.40   $    7.34   $    8.19   $   10.75   $   11.00
                     -----------------------------------------------------------

Ratios/
Supplemental Data

Total
return^                29.66%*     (9.31)%*   (17.99)%*       1.43%*    10.00%*

Ratio of total
expenses to
average net
assets                  1.25%*      1.25%*       1.25%*        1.25%*    1.25%!*

Ratio of
net investment
income (loss)
to average
net assets              1.36%*      1.25%*       1.24%*        1.24%*    1.87%!*

Portfolio
turnover rate           53.2%       24.6%         8.5%        32.2%      35.8%!

Net assets,
end of period
(in thousands)    $  114,999    $  10,654    $   8,500    $  10,118   $   9,776

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.25% contractual expense limitation in effect through 2/28/05.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

!    Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class

                                                      Year              9/30/02
                                                     Ended              Through
                                                  10/31/03             10/31/02

NET ASSET VALUE

Beginning of period                        $          7.34      $          7.10

Investment activities

  Net investment income (loss)                        0.09*                --

  Net realized and unrealized gain (loss)             2.07                 0.24

  Total from investment activities                    2.16                 0.24

Distributions

  Net investment income                              (0.08)                --

  Net realized gain                                  (0.01)                --

  Total distributions                                (0.09)                --

NET ASSET VALUE

End of period                              $          9.41      $          7.34
                                           -------------------------------------

Ratios/Supplemental Data

Total return^                                       29.80%*              3.38%*

Ratio of total expenses to
average net assets                                   1.15%*              1.15%!*

Ratio of net investment
income (loss) to average
net assets                                           0.71%*              0.06%!*

Portfolio turnover rate                              53.2%               24.6%

Net assets, end of period
(in thousands)                             $         3,513    $           103

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.15% contractual expense limitation in effect through 2/28/04.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period

R Class

                                                      Year              9/30/02
                                                     Ended              Through
                                                  10/31/03             10/31/02

NET ASSET VALUE

Beginning of period                        $          7.34      $          7.10

Investment activities

  Net investment income (loss)                        0.09*                --

  Net realized and unrealized gain (loss)             2.04                 0.24

  Total from investment activities                    2.13                 0.24

 Distributions

  Net investment income                              (0.08)                --

  Net realized gain                                  (0.01)                --

  Total distributions                                (0.09)                --

NET ASSET VALUE

End of period                              $          9.38      $          7.34
                                           -------------------------------------
Ratios/Supplemental Data

Total return^                                       29.38%*              3.38%*

Ratio of total expenses to
average net assets                                   1.40%*              1.40%!*

Ratio of net investment
income (loss) to average
net assets                                           0.89%*            (0.19)%!*

Portfolio turnover rate                              53.2%               24.6%

Net assets, end of period
(in thousands)                             $           910     $           103


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.40% contractual expense limitation in effect through 2/28/04.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

Portfolio of Investments (ss.)                          Shares            Value
--------------------------------------------------------------------------------
                                                                   In thousands

EUROPE/FAR EAST  0.7%

Common Stocks  0.7%

iShares MSCI EAFE (USD)                              6,900      $           860

Total Europe/Far East (Cost $757)                                           860

AUSTRALIA  9.3%

Common Stocks  9.3%

Australia & New Zealand Banking                     79,320                1,000

Australia & New Zealand Banking, Rights,
11/24/03 *                                          13,555                   41

AXA Asia Pacific                                   343,437                  688

BHP Steel                                          248,762                  955

Boral                                              222,705                  867

Coles Myer                                          77,161                  425

Lion Nathan (NZD)                                   60,773                  238

Macquarie Bank                                      29,464                  727

National Australia Bank                             63,658                1,379

Nufarm                                             113,454                  423

Paperlinx                                          152,727                  548

Publishing & Broadcasting                           82,133                  701

QBE Insurance                                       97,793                  713

Santos                                             205,406                  889

Westfield Trust                                    461,236                1,088

Westpac Banking                                     41,039                  469

Total Australia (Cost $9,899)                                            11,151

AUSTRIA  0.2%

Common Stocks  0.2%

Voest-Alpine                                         6,301                  225

Total Austria (Cost $218)                                                   225

BELGIUM  1.3%

Common Stocks  1.3%

Dexia                                               30,216                  475

Fortis                                              34,222                  608

KBC Bank                                            10,081                  427

Total Belgium (Cost $1,435)                                               1,510

BERMUDA  0.7%

Common Stocks  0.7%

Yue Yuen Industrial (HKD)                          302,000      $           853

Total Bermuda (Cost $781)                                                   853

BRAZIL  0.7%

Common Stocks  0.7%

Gerdau ADR (USD)                                    30,890                  450

Petrobras ADR (USD)                                 20,600                  448

Total Brazil (Cost $852)                                                    898

CHILE  0.2%

Common Stocks  0.2%

Banco Santander ADR (USD)                            8,600                  204

Total Chile (Cost $192)                                                     204

CHINA  0.0%

Common Stocks  0.0%

PICC Property and Casualty, 144A (HKD) *            22,000                    5

Total China (Cost $5)                                                         5

DENMARK  0.8%

Common Stocks  0.8%

Danske Bank                                         30,763                  620

TDC A/S                                              9,590                  308

Total Denmark (Cost $896)                                                   928

FINLAND  0.6%

Common Stocks  0.6%

Kesko                                               42,809                  665

Total Finland (Cost $580)                                                   665

FRANCE  9.1%

Common Stocks  9.1%

Accor                                               11,659      $           458

Assurances Generales de France                      11,776                  621

Aventis                                             17,535                  927

AXA                                                 10,567                  200

AXA ADR (USD)                                        2,100                   40

BNP Paribas                                         25,618                1,344

CNP Assurances                                       9,976                  454

Compagnie de Saint-Gobain                            8,334                  351

LVMH                                                 3,255                  225

Pernod-Ricard                                        4,687                  452

Pinault Printemps Redoute                            4,392                  447

Publicis                                            23,528                  735

Renault                                             11,659                  770

Sanofi-Synthelabo                                   21,108                1,305

Societe Generale                                    12,791                  949

Total, Series B                                     10,074                1,564

TotalFinaElf ADR (USD)                                 600                   47

Total France (Cost $10,105)                                              10,889

GERMANY  7.4%

Common Stocks  6.8%

Allianz                                              1,987                  213

Altana                                              18,896                1,189

AXA Colonia Konzern                                  3,527                  131

BASF                                                 6,658                  305

Celesio                                             10,242                  428

Deutsche Bank                                        8,544                  563

E.On                                                20,718                1,046

Hannover Reckversicherungs                           9,349                  272

Heidelberger Zement                                  6,188                  264

Jenoptik                                            14,611                  160

MAN                                                  9,974                  276

METRO                                               27,103                1,107

RWE                                                  7,670                  213

SAP                                                  3,847      $           559

Siemens                                             16,067                1,082

Volkswagen                                           6,824                  344

                                                                          8,152

Preferred Stocks  0.6%

Fresenius                                            4,364                  278

Hugo Boss                                           19,825                  404

                                                                            682

Total Germany (Cost $8,111)                                               8,834

HONG KONG  2.9%

Common Stocks  2.9%

Esprit Holdings                                     87,000                  273

Hong Kong Electric                                 231,000                  901

Hutchison Whampoa                                  289,800                2,238

Total Hong Kong (Cost $3,163)                                             3,412

IRELAND  0.7%

Common Stocks  0.7%

Anglo Irish Bank (London listing)                      284                    4

Anglo Irish Bank (Dublin listing)                   49,042                  588

DCC                                                 14,829                  199

Total Ireland (Cost $685)                                                   791

ITALY  5.0%

Common Stocks  5.0%

Banche Poplari Unite *                              25,092                  382

Davide Campari                                       7,226                  310

ENI                                                 72,666                1,152

ENI ADR (USD)                                        1,500                  119

Italcementi                                         13,277                  160

Mondadori                                           50,138                  384

Parmalat Finanz                                    186,181                  579

RAS                                                 25,318                  395

Saipem                                              34,941                  254

San Paolo IMI                                       35,408                  398

San Paolo IMI ADR (USD)                              1,500      $            34

Telecom Italia *                                   326,946                  852

Telecom Italia Mobile                              200,193                  923

Total Italy (Cost $5,702)                                                 5,942

JAPAN  18.2%

Common Stocks  18.2%

77 Bank                                             56,000                  293

Bank of Yokohama                                   134,000                  578

Canon                                               17,000                  821

Dai Nippon Printing                                 36,000                  555

Denso                                               36,100                  683

Fancl                                                3,700                  104

Fuji Heavy Industries                               90,000                  408

Goldcrest                                            7,000                  318

Honda                                               16,500                  650

iShares MSCI Japan (USD) *                          66,000                  610

Kaneka                                              63,000                  490

Kao                                                 10,000                  205

KDDI                                                    95                  515

Kirin Brewery                                       56,000                  447

Koito Manufacturing                                 52,000                  280

Kuraray                                             63,000                  474

Marui                                               53,000                  672

Mitsubishi                                          65,000                  673

Mitsubishi Heavy Industries                        319,000                  875

Mitsui Sumitomo Insurance                           79,000                  650

NEC Electronics *                                    1,000                   77

NEC Electronics, 144A *                                700                   54

NEC Soft                                            12,400                  337

Nippon Express                                     137,000                  617

Nippon Mining Holdings                              63,500                  232

Nippon Yusen                                       151,000                  642

Nipro                                               21,000                  305

Nomura Holdings                                     16,000                  274

Promise                                             10,800                  484

Sanyo Shokai                                        48,000                  295

Sekisui House                                       61,000      $           598

Shimadzu                                           124,000                  480

Sony                                                 5,600                  195

Sony ADR (USD)                                       1,500                   53

Sumitomo                                            79,000                  547

Sumitomo Mitsui Financial                               27                  136

Takeda Chemical Industries                          21,200                  749

TDK                                                  3,500                  229

TDK ADR (USD)                                          500                   33

Terumo                                              26,800                  509

Toho Gas                                           177,000                  518

Tohoku Electric Power                               61,500                  995

Tonen General Sekiyu                                65,000                  530

Toyota Motor                                        46,700                1,327

Yamaha                                              23,000                  463

Yamanouchi Pharmaceutical                           29,000                  727

Yoshinoya D&C                                           40                   60

Total Japan (Cost $20,635)                                               21,767


MEXICO  1.8%

Common Stocks  1.8%

America Movil ADR, Series L (USD)                   13,600                  324

Carso Global Telecom *                             173,000                  244

Cemex                                               48,175                  231

Grupo Financiero Banorte                           136,700                  445

Telmex ADR, Series L (USD)                          15,900                  511

Wal-Mart de Mexico                                 146,500                  409

Total Mexico (Cost $2,023)                                                2,164

NETHERLANDS  3.6%

Common Stocks  3.6%

ABN Amro ADR (USD)                                   3,000                   63

ABN Amro Holdings                                    9,654                  202

Akzo Nobel                                          14,922                  471

Corio                                               14,310                  477

CSM                                                 18,673                  382

DSM                                                  5,924      $           271

European Aeronautic Defense & Space                 28,310                  575

ING Groep                                           22,057                  458

Koninklijke Numico *                                40,424                  911

OCE                                                 10,197                  135

Royal Dutch Petroleum ADS (USD)                      8,200                  364

Total Netherlands (Cost $3,963)                                           4,309

NEW ZEALAND  0.4%

Common Stocks  0.4%

Fisher & Paykel Healthcare                          68,909                  511

Total New Zealand (Cost $468)                                               511

NORWAY  1.1%

Common Stocks  1.1%

Norsk Hydro                                         12,237                  688

Statoil ASA                                         70,340                  660

Total Norway (Cost $1,226)                                                1,348

SINGAPORE  2.5%

Common Stocks  2.5%

Fraser & Neave                                     102,700                  726

MobileOne Limited                                  521,000                  407

Sembcorp                                           945,000                  717

Singapore Land                                     167,000                  371

United Overseas Bank                                96,336                  753

Total Singapore (Cost $2,785)                                             2,974

SOUTH KOREA  1.0%

Common Stocks  1.0%

SK Telecom ADR (USD)                                63,260                1,240

Total South Korea (Cost $1,199)                                           1,240

SPAIN  2.5%

Common Stocks  2.5%

Acciona                                             15,242      $           799

Banco Santander Central Hispano                     26,871                  257

Banco Santander Central Hispano ADR (USD)            4,100                   39

Enagas                                              29,977                  277

Endesa                                              42,284                  670

Endesa ADR (USD)                                     4,000                   63

Iberdrola                                           34,014                  567

Indra Sistemas                                      29,226                  329

Total Spain (Cost $2,950)                                                 3,001

SWEDEN  4.2%

Common Stocks  4.2%

Autoliv                                             15,300                  504

Brinova Fastighete, Series B *                      33,638                   22

Electrolux, Series B                                36,748                  753

ForeningsSparbanken, Series A                       35,548                  592

NORDEA                                             200,653                1,244

Peab AB                                             41,254                  215

SSAB Svenskt Stal, Series A                         23,865                  349

Svenska Handelsbanken, Series A                     46,663                  822

Tele2 AB, Series B *                                10,910                  549

Total Sweden (Cost $4,545)                                                5,050

SWITZERLAND  2.9%

Common Stocks  2.9%

Kaba Holding                                         1,024                  175

Novartis                                            24,177                  920

Swisscom                                             2,148                  624

UBS                                                 23,917                1,466

UBS (Registered shares) (USD)                          316                   19

Vontobel                                            12,439                  272

Total Switzerland (Cost $3,348)                                           3,476

UNITED KINGDOM  21.8%

Common Stocks  21.8%

Alliance & Leicester                                25,482      $           383

Alliance UniChem                                    41,258                  376

Anglo American                                      31,191                  638

Associated British Foods                            87,578                  815

AstraZeneca                                          2,461                  116

AstraZeneca ADR (USD)                               19,100                  911

Astro All Asia Net (Ordinary shares)
(MYR) *                                             19,000                   24

Astro All Asia Net (Restricted shares)
144A (MYR) *                                        84,200                  104

Aviva                                               73,929                  606

Barclays                                            12,549                  106

Barclays ADR (USD)                                  45,600                1,573

BBA                                                 94,379                  416

BP ADR (USD)                                        67,100                2,844

Bradford & Bingley                                  65,820                  351

Cable & Wireless                                   179,713                  415

Cadbury Schweppes ADR (USD)                         19,200                  499

Centrica                                           103,486                  324

Dixons                                             127,945                  295

FKI                                                175,069                  343

Galen Holdings                                      30,988                  396

GKN                                                 14,506                   68

GlaxoSmithKline ADR (USD)                           25,500                1,104

Hays                                               153,701                  318

HBOS                                                80,420                  935

Hilton Group                                       150,118                  494

HSBC                                                95,713                1,437

Imperial Chemical                                   68,806                  226

Imperial Chemical ADR (USD)                          2,600                   34

J Sainsbury                                        126,848                  609

Kesa Electricals *                                  26,868                  111

Marks & Spencer                                     79,143                  386

Mitchells & Butler *                                94,919                  374
mm02 *                                             563,943      $           612

Persimmon                                           33,699                  265

Pilkington                                         194,034                  286

Prudential                                          55,638                  431

RAC                                                 16,888                  156

Rolls-Royce Group                                  198,238                  638

Royal Bank of Scotland                              47,166                1,263

Shell Transport & Trading ADR (USD)                 60,400                2,305

Tesco                                               67,287                  270

United Utilities                                    32,472                  259

Vodafone ADR (USD)                                  90,900                1,923

Total United Kingdom (Cost $24,573)                                      26,039

SHORT-TERM INVESTMENTS  5.5%

Money Market Funds  5.5%

T. Rowe Price Reserve Investment Fund,
1.10% #                                          6,538,926                6,539

Total Short-Term Investments (Cost $6,539)                                6,539

SECURITIES LENDING COLLATERAL  4.3%

Money Market Pooled Account  4.3%

Investment in money market pooled account
managed by JP Morgan Chase Bank, London          5,106,292                5,106

Total Securities Lending Collateral
(Cost $5,106)                                                             5,106

                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Total Investments in Securities

109.4% of Net Assets (Cost $122,741)                       $            130,691

Other Assets Less Liabilities                                           (11,269)

NET ASSETS                                                 $            119,422
                                                           --------------------

(ss.) Denominated in currency of the country of incorporation unless otherwise noted

#    Seven-day yield

*    Non-income producing

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $163,000 and represents 0.1% of net assets

ADR  American Depository Receipts

ADS  American Depository Shares

HKD  Hong Kong dollar

MYR  Malaysian ringgit

NZD  New Zealand dollar

USD  United States dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value (Cost $122,741)        $            130,691

Other assets                                                              7,612

Total assets                                                            138,303

Liabilities

Payable for investment securities purchased                               7,687

Other liabilities                                                        11,194

Total liabilities                                                        18,881

NET ASSETS                                                 $            119,422
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                262

Undistributed net realized gain (loss)                                   (1,822)

Net unrealized gain (loss)                                                7,932

Paid-in-capital applicable to 12,704,650 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                      113,050

NET ASSETS                                                 $            119,422
                                                           --------------------

NET ASSET VALUE PER SHARE

International Growth & Income shares
($114,999,117/12,234,245 shares outstanding)               $               9.40
                                                           --------------------

International Growth & Income-Advisor Class shares
($3,512,914/373,335 shares outstanding)                    $               9.41
                                                           --------------------

International Growth & Income-R Class shares
($910,337/97,070 shares outstanding)                       $               9.38
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                           Year
                                                                          Ended
                                                                       10/31/03

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $84)                   $                764

  Securities lending                                                         14

  Total income                                                              778

Expenses

  Investment management                                                     198

  Custody and accounting                                                    144

  Shareholder servicing

    International Growth & Income class                                      90

    R Class                                                                   1

  Registration                                                               77

  Legal and audit                                                            29

  Prospectus and shareholder reports

    International Growth & Income class                                       7

    Advisor Class                                                             1

    R Class                                                                   1

  Directors                                                                   5

  Distribution and service (12b-1)

    Advisor Class                                                             1

    R Class                                                                   1

  Miscellaneous                                                               4

  Reductions/repayments pursuant to expense limitation
    Management fees (waived) repaid                                        (114)

    Expenses (reimbursed by) repaid to manager                              (71)

  Total expenses                                                            374

Net investment income (loss)                                                404

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                               $               (758)

  Foreign currency transactions                                            (188)

  Net realized gain (loss)                                                 (946)

Change in net unrealized gain (loss)

  Securities                                                             10,514

  Other assets and liabilities
  denominated in foreign currencies                                         (23)

  Change in net unrealized gain (loss)                                   10,491

Net realized and unrealized gain (loss)                                   9,545

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              9,949
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                  10/31/03             10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $           404      $           132

  Net realized gain (loss)                            (946)                (997)

  Change in net unrealized gain (loss)              10,491                 (269)

  Increase (decrease) in net assets
  from operations                                    9,949               (1,134)

Distributions to shareholders

  Net investment income

    International Growth & Income class               (128)                (109)

    Advisor Class                                       (1)                --

    R Class                                             (1)                --

  Net realized gain

    International Growth & Income class                (16)                --

    Advisor Class                                     --                   --

    R Class                                           --                   --

  Decrease in net assets from distributions           (146)                (109)

Capital share transactions *

  Shares sold

    International Growth & Income class            106,848               20,241

    Advisor Class                                    3,554                  100

    R Class                                          1,464                  100

  Distributions reinvested

    International Growth & Income class                128                   91

    Advisor Class                                        1                 --

    R Class                                              1                 --

  Shares redeemed

    International Growth & Income class            (12,208)             (16,928)

    Advisor Class                                     (293)                --

    R Class                                           (737)                --

  Increase (decrease) in net assets from
  capital share transactions                        98,758                3,604

Net Assets

Increase (decrease) during period          $       108,561      $         2,361

Beginning of period                                 10,861                8,500

End of period                              $       119,422      $        10,861
                                           -------------------------------------

*Share information

  Shares sold

    International Growth & Income class             12,341                2,446

    Advisor Class                                      398                   14

    R Class                                            166                   14

  Distributions reinvested

    International Growth & Income class                 18                   11

  Shares redeemed

    International Growth & Income class             (1,576)              (2,044)

    Advisor Class                                      (39)                --

    R Class                                            (83)                --

  Increase (decrease) in shares outstanding         11,225                  441

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------
Note 1 - Significant Accounting Policies

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Growth & Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies. The fund has three classes of shares: International Growth & Income Fund (International Growth & Income class), offered since December 21, 1998, International Growth & Income Fund-Advisor Class (Advisor Class), offered since September 30, 2002, and International Growth & Income Fund-R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.



Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At October 31, 2003, approximately 10% of the fund's net assets were invested in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2003, the value of loaned securities was $4,803,000; aggregate collateral consisted of $5,106,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term, aggregated $116,369,000 and $17,323,000, respectively, for the year ended October 31, 2003.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2003 totaled $146,000 and were characterized as ordinary income for tax purposes. At October 31, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                    $          8,635,000

Unrealized depreciation                                                (760,000)

Net unrealized appreciation (depreciation)                            7,875,000

Undistributed ordinary income                                           262,000

Capital loss carryforwards                                           (1,765,000)

Paid-in capital                                                     113,050,000

Net assets                                                 $        119,422,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of October 31, 2003, the fund had $1,000 of capital loss carryforwards that expire in 2009, $1,006,000 that expire in 2010, and $758,000 that expire in 2011.

For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of currency gains and losses. Results of operations and net assets were not affected by these reclassifications.
--------------------------------------------------------------------------------

Undistributed net investment income                        $           (141,000)

Undistributed net realized gain                                         141,000

At October 31, 2003, the cost of investments for federal income tax purposes was $122,798,000.

Note 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.


Note 5 - Related Party Transactions

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At October 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $15,000.

Each class is also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

                   International Growth &
                             Income class        Advisor Class          R Class

Expense Limitation                  1.25%                1.15%            1.40%

Limitation Date                   2/28/05              2/28/04          2/28/04

Repayment Date                    2/28/07              2/28/06          2/28/06

At October 31, 2003, management fees waived and expenses previously reimbursed by the manager remain subject to repayment in the following amounts: $352,000 through October 31, 2004, $74,000 through February 28, 2006, and $112,000 through February 28, 2007.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the International Growth & Income class and R Class. Expenses incurred pursuant to these service agreements totaled $161,000 for the year ended October 31, 2003, of which $13,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended October 31, 2003, the fund was charged $11,000 for shareholder servicing costs related to the college savings plans, of which $7,000 was for services provided by Price and $2,000 was payable at period-end. At October 31, 2003, approximately 18.6% of the outstanding shares of the International Growth & Income class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2003, the fund was allocated $9,000 of Spectrum Funds' expenses, of which $6,000 related to services provided by Price and $9,000 was payable at period-end. At October 31, 2003, approximately 53.9% of the outstanding shares of the International Growth & Income class were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $12,000.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price International Growth & Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price International Growth & Income Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
November 24, 2003

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 10/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $16,000 from short-term capital gains.

For taxable non-corporate shareholders, $346,000 of the fund's distributed income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $10,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

The fund will pass through foreign source income of $346,000 and foreign taxes paid of $76,000.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1991

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1988

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001

Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
1996

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James S. Riepe
(6/25/43)
2002
[106]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, International Funds

M. David Testa
(4/22/44)
1979
[106]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company; Vice President, International Funds

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Christopher D. Alderson (3/29/62)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Mark C.J. Bickford-Smith (4/30/62)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Stephen V. Booth (6/21/61)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Brian J. Brennan, CFA (7/14/64)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Michael J. Conelius, CFA (6/16/64)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Ann B. Cranmer (3/23/47)
Assistant Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; Vice President and Secretary, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Julio A. Delgado, CFA (5/13/65)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Frances Dydasco (5/8/66)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Mark J.T. Edwards (10/27/57)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Roger L. Fiery III, CPA (2/10/59)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

John R. Ford, CFA (11/25/57)
President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President, T. Rowe Price International, Inc.

Gregory S. Golczewski (1/15/66)
Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Trust Company

M. Campbell Gunn (3/9/56)
Vice President, International Funds

Vice President, T. Rowe Price Global Investment Services Limited, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Henry H. Hopkins (12/23/42)
Vice President, International Funds

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Ian D. Kelson (8/16/56)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Head of Fixed Income, Morgan Grenfell/Deutsche Asset Management (to 2000)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Patricia B. Lippert (1/12/53)
Secretary, International Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Raymond A. Mills, Ph.D., CFA (12/3/60)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

George A. Murnaghan (5/1/56)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Gonzalo Pangaro, CFA (11/27/68)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

D. James Prey III (11/26/59)
Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert A. Revel-Chion (3/9/65)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Christopher J. Rothery (5/26/63)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

James B.M. Seddon (6/17/64)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Robert W. Smith (4/11/61)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Benedict R.F. Thomas, CFA (8/27/64)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Justin Thomson (1/14/68)
Vice President, International Funds

Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Portfolio Manager, G.T. Capital/Invesco (to 1998)

Julie L. Waples (6/12/70)
Vice President, International Funds

Vice President, T. Rowe Price

David J.L. Warren (4/14/57)
Executive Vice President, International Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price International Growth & Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

William F. Wendler II, CFA (3/14/62)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Richard T. Whitney, CFA (5/7/58)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Edward A. Wiese, CFA (4/12/59)
Vice President, International Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003